Consolidated Statements of Cash Flows (Parenthetical) - INR (₨)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Proceeds from issuance of shares		₨ 45,500,000	₨ 74,904,800,000
Top of range [member]
Proceeds from issuance of shares	₨ 50,000